Segment information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 43,084,397	$ 40,532,595	$ 46,814,536
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	43,084,397	39,976,470	46,114,044
Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 556,125	$ 700,492